Deferred Charges, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Changes in deferred charges, net
Balance at the beginning of the period			$ 25,554
Amortization	$ (4,502)	$ (3,202)	(8,337)	$ (5,922)
Balance at the end of the period	31,777		31,777		$ 25,554
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period			25,554	$ 11,801	11,801
Additions			14,560		29,939
Write-off					(4,016)
Amortization			(8,337)		(12,170)
Balance at the end of the period	$ 31,777		$ 31,777		$ 25,554
Period of amortization for deferred costs			2 years 6 months